CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 329,848	$ 486,792
Restricted cash	252	16,301
Accounts receivable, trade (less allowance for doubtful accounts of $13,420 and $11,677)	370,765	349,626
Prepaid expenses and other current assets	130,425	102,219
Amounts due from affiliates	19,764	22,182
Investment securities pledged as collateral	0	741,515
Derivative contracts	52,545	352
Total current assets	903,599	1,718,987
Property, plant and equipment, net of accumulated depreciation of $2,599,579 and $1,039,297	6,023,826	6,597,635
Investment in affiliates	930	5,606
Investment securities pledged as collateral	1,720,357	741,515
Derivative contracts	0	10,604
Other assets	56,974	58,806
Amortizable intangible assets, net of accumulated amortization	5,066,454	6,352,644
Indefinite-lived cable television franchises	13,020,081	13,020,081
Goodwill	8,019,861	7,992,700
Total assets	34,812,082	36,498,578
Current Liabilities:
Accounts payable	795,128	705,672
Accrued liabilities:
Interest	397,422	576,778
Employee related costs	147,727	232,864
Other accrued expenses	411,988	352,315
Amounts due to affiliates	10,998	127,363
Deferred revenue	111,197	101,794
Liabilities under derivative contracts	52,545	13,158
Collateralized indebtedness	0	622,332
Credit facility debt	42,650	33,150
Senior notes and debentures	507,744	926,045
Capital lease obligations	9,539	15,013
Notes payable	33,424	5,427
Total current liabilities	2,520,362	3,711,911
Defined benefit plan obligations	103,163	84,106
Notes payable to affiliates and related parties	0	1,750,000
Other liabilities	144,289	113,485
Deferred tax liability	4,769,286	7,971,500
Liabilities under derivative contracts	187,406	78,823
Collateralized indebtedness	1,349,474	663,737
Credit facility debt	4,600,873	3,411,640
Senior guaranteed notes	2,291,185	2,289,494
Senior notes and debentures	13,061,503	14,291,786
Capital lease obligations	12,441	13,142
Notes payable	32,478	8,299
Deficit investments in affiliates	3,579	0
Total liabilities	29,076,039	34,387,923
Commitments and contingencies
Redeemable equity	231,290	68,147
Stockholders' Equity:
Preferred stock, $.01 par value, 100,000,000 shares authorized, no shares issued and outstanding at December 31, 2017	0	0
Paid-in capital	4,665,229	3,003,554
Retained earnings (accumulated deficit)	840,636	(963,312)
Total stockholders' equity before accumulated other comprehensive Income and non-controlling interest	5,513,236	2,040,242
Accumulated other comprehensive income (loss)	(10,022)	1,979
Total stockholders' equity	5,503,214	2,042,221
Noncontrolling interest	1,539	287
Total stockholders' equity	5,504,753	2,042,508
Total liabilities and stockholders' equity	34,812,082	36,498,578
Common Class A
Stockholders' Equity:
Common stock	2,470	0
Common Class B
Stockholders' Equity:
Common stock	4,901	0
Common Class C
Stockholders' Equity:
Common stock	0	0
Undesignated Common Stock
Stockholders' Equity:
Common stock	0	0
Customer relationships
Current Assets:
Amortizable intangible assets, net of accumulated amortization	4,561,863	5,345,608
Trade names
Current Assets:
Amortizable intangible assets, net of accumulated amortization	478,509	983,386
Amortizable intangible assets
Current Assets:
Amortizable intangible assets, net of accumulated amortization	$ 26,082	$ 23,650